14. SEGMENTS (Details) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Total Revenues	$ 762,417	$ 1,623,769
Total Operating Loss	(3,992,853)	(3,055,928)
Net Loss Before Non-Controlling Interests	(6,979,494)	(13,438,962)
Total Cash	855,596	1,250,279	$ 125,274
Total Assets	1,380,588	1,695,102
Capital Expenditures	0	96,056
Total Depreciation and Amortization	37,352	21,087
Total Interest Expense	349,923	1,287,221
Aethlon Medical, Inc
Total Revenues	762,417	1,623,769
Total Operating Loss	(3,081,169)	(2,651,863)
Net Loss Before Non-Controlling Interests	(6,067,810)	(13,357,232)
Total Cash	721,689	208,259
Total Assets	1,159,910	597,026
Capital Expenditures	0	37,313
Total Depreciation and Amortization	17,770	11,549
Total Interest Expense	349,923	1,282,638
Exosome Sciences, Inc
Total Revenues	0	0
Total Operating Loss	(911,684)	(404,065)
Net Loss Before Non-Controlling Interests	(911,684)	(81,730)
Total Cash	133,907	1,042,020
Total Assets	220,678	1,098,076
Capital Expenditures	0	58,743
Total Depreciation and Amortization	19,582	9,538
Total Interest Expense	$ 0	$ 4,583